BALANCE SHEET COMPONENTS - Accrued Liabilities (Details) - USD ($) $ in Thousands		Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Employee compensation and employee benefits		$ 18,769	$ 16,914
Short-term warranty reserves		11,457	9,548
Restructuring reserve (Note 8)		1,177	0
Accrued interest payable		6,056	6,185
Other payables to SunPower (Note 3)		8,361	7,942
VAT payables		6,687	9,270
Derivative financial instruments (Note 12)		536	2,971
Legal accruals		7,177	3,450
Taxes payable		2,296	13,447
Unrecognized tax benefits		3,731	0
Payable to factor agencies		1,073	795
Other		11,360	6,785
Accrued liabilities	[1]	78,680	77,307
Affiliated entity
Related Party Transaction [Line Items]
Short-term warranty reserves		$ 30	$ 3,300

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Other long-term liabilities,” and “Net parent investment” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).